Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Total securities pledged	$ 18,674	$ 22,199	$ 21,755
Gross amount of recognized liabilities for repurchase agreements	18,674	22,199
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	810	861
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	$ 17,864	$ 21,338